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       [LETTERHEAD OF MML BAY STATE LIFE INSURANCE COMPANY APPEARS HERE]

                                 May 2, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  MML Bay State Life Insurance Company
     MML Bay State Variable Annuity Separate Account 1
     File No. 33-76920

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the "Company") and MML Bay State Variable Annuity Separate Account 1 (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Separate Accounts otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 3 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 25, 1997.


Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Counsel